Operating Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 15,130,045	$ 9,040,589	$ 6,053,503
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	8,277,874	5,876,014	3,154,926
Consulting & legal expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	4,344,986	1,334,304	1,466,165
Depreciation and amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	680,959	640,590	269,341
Insurance expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	328,014
Loss on disposal [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	235,185
Office expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	276,905	301,422	169,816
Communication expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	165,436	87,886	119,500
Travelling expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	163,411	148,672	21,647
Transportation Expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	159,869	161,727	137,632
Non-income-based taxes [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	109,566	37,820	446,764
Software expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	44,909	134,423	102,518
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	$ 342,931	$ 317,731	$ 165,194